Retirement Saving Plan	12 Months Ended
Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
12. Retirement Savings Plan
     The Company sponsors a savings plan available to all domestic employees, which qualifies under Section 401(k) of the Internal Revenue Code. Employees may contribute to the plan from 1% to 20% of their pre-tax salary subject to statutory limitations. Annually the Board of Directors determines the amount of the Company match. The Company provided a match of $92,000, for the year ended December 31, 2008 only.